Capital Management - Summary of Capital (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Total equity as reported in balance sheet	$ 5,833.7	₨ 479,355.5	₨ 440,564.6	₨ 519,135.8	₨ 598,034.7
Currency translation reserve	1,176.0	96,628.6	88,560.6	89,692.0
Hedging reserve	862.9	70,905.2	59,799.0
Cost of hedge reserve	122.8	10,088.2	(864.3)
Equity as reported above	5,637.7	463,254.4	410,673.3
Short-term borrowings and current portion of long-term debt	4,498.3	369,646.6	419,178.7
Long-term debt	10,792.9	886,850.0	977,483.5
Total debt	15,291.2	1,256,496.6	1,396,662.2	1,358,937.1
Total capital (Debt + Equity)	20,928.9	1,719,751.0	1,807,335.5
Equity attributable to shareholders of Tata Motors Limited [Member]
Total equity as reported in balance sheet	4,946.8	406,480.4	397,756.0	503,302.9	589,801.2
Currency translation reserve	(1,176.0)	(96,628.6)	(88,560.6)
Non-controlling interests [Member]
Total equity as reported in balance sheet	886.9	72,875.1	42,808.6	₨ 15,832.9	₨ 8,233.5
Currency translation reserve	$ (5.7)	₨ (465.9)	₨ (265.4)